LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022	$ 5,102	$ 4,972
2023	5,196	5,103
2024	5,284	5,196
2025	5,363	5,284
2026		5,363
Thereafter		86,213
Total undiscounted operating lease payments	110,919	112,131
Less: Imputed interest	(51,810)	(52,796)
Present value of total operating leases	$ 59,109	$ 59,335